Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Mid Cap Growth Fund

August 31, 2019

ZDG-QTLY-1019
1.9881576.102

Schedule of Investments August 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
COMMUNICATION SERVICES - 3.7%
Entertainment - 3.4%
Electronic Arts, Inc. (a)	450	$42,156
Live Nation Entertainment, Inc. (a)	2,100	145,971
Take-Two Interactive Software, Inc. (a)	1,000	131,970
		320,097
Interactive Media & Services - 0.3%
TripAdvisor, Inc. (a)	800	30,392

TOTAL COMMUNICATION SERVICES		350,489

CONSUMER DISCRETIONARY - 13.3%
Distributors - 1.0%
Pool Corp.	470	92,299
Diversified Consumer Services - 1.4%
Service Corp. International	2,900	134,270
Hotels, Restaurants & Leisure - 0.9%
Domino's Pizza, Inc.	280	63,515
Planet Fitness, Inc. (a)	300	21,183
		84,698
Internet & Direct Marketing Retail - 0.4%
GrubHub, Inc. (a)	580	34,417
Multiline Retail - 2.4%
Dollar General Corp.	1,450	226,331
Specialty Retail - 5.7%
AutoZone, Inc. (a)	185	203,813
Best Buy Co., Inc.	646	41,118
Five Below, Inc. (a)	190	23,345
Ross Stores, Inc.	1,100	116,611
Ulta Beauty, Inc. (a)	440	104,601
Urban Outfitters, Inc. (a)	2,100	49,161
		538,649
Textiles, Apparel & Luxury Goods - 1.5%
Carter's, Inc.	650	59,462
Deckers Outdoor Corp. (a)	160	23,592
VF Corp.	664	54,415
		137,469

TOTAL CONSUMER DISCRETIONARY		1,248,133

CONSUMER STAPLES - 2.9%
Beverages - 0.8%
Brown-Forman Corp. Class B (non-vtg.)	1,300	76,687
Food & Staples Retailing - 0.0%
Grocery Outlet Holding Corp.	50	2,023
Food Products - 1.3%
The Hershey Co.	740	117,275
Household Products - 0.6%
Clorox Co.	350	55,356
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	100	19,799

TOTAL CONSUMER STAPLES		271,140

FINANCIALS - 5.8%
Capital Markets - 5.0%
LPL Financial	100	7,495
MarketAxess Holdings, Inc.	320	127,238
Moody's Corp.	370	79,765
MSCI, Inc.	750	175,973
S&P Global, Inc.	170	44,232
Tradeweb Markets, Inc. Class A	800	34,072
		468,775
Insurance - 0.8%
Cincinnati Financial Corp.	100	11,249
Primerica, Inc.	250	29,793
Progressive Corp.	470	35,626
		76,668

TOTAL FINANCIALS		545,443

HEALTH CARE - 16.3%
Health Care Equipment & Supplies - 7.1%
DexCom, Inc. (a)	620	106,398
Edwards Lifesciences Corp. (a)	200	44,368
IDEXX Laboratories, Inc. (a)	350	101,409
Intuitive Surgical, Inc. (a)	60	30,680
Masimo Corp. (a)	480	73,560
ResMed, Inc.	1,600	222,880
Teleflex, Inc.	83	30,205
The Cooper Companies, Inc.	175	54,206
		663,706
Health Care Providers & Services - 2.7%
Centene Corp. (a)	2,000	93,240
Wellcare Health Plans, Inc. (a)	600	162,444
		255,684
Health Care Technology - 1.4%
Veeva Systems, Inc. Class A (a)	850	136,323
Life Sciences Tools & Services - 5.1%
Bruker Corp.	1,900	82,023
Charles River Laboratories International, Inc. (a)	1,120	146,944
Mettler-Toledo International, Inc. (a)	220	144,494
Waters Corp. (a)	500	105,945
		479,406

TOTAL HEALTH CARE		1,535,119

INDUSTRIALS - 14.9%
Aerospace & Defense - 4.3%
Harris Corp.	700	147,987
Huntington Ingalls Industries, Inc.	400	83,600
TransDigm Group, Inc.	320	172,262
		403,849
Commercial Services & Supplies - 3.0%
Cintas Corp.	600	158,280
Copart, Inc. (a)	1,600	120,624
		278,904
Electrical Equipment - 1.0%
AMETEK, Inc.	1,130	97,101
Industrial Conglomerates - 1.7%
ITT, Inc.	917	52,196
Roper Technologies, Inc.	290	106,360
		158,556
Machinery - 2.0%
IDEX Corp.	720	118,591
Toro Co.	970	69,850
		188,441
Professional Services - 2.9%
CoStar Group, Inc. (a)	80	49,190
Equifax, Inc.	500	73,190
Verisk Analytics, Inc.	920	148,617
		270,997

TOTAL INDUSTRIALS		1,397,848

INFORMATION TECHNOLOGY - 36.7%
Communications Equipment - 1.8%
Arista Networks, Inc. (a)	120	27,194
F5 Networks, Inc. (a)	100	12,873
Motorola Solutions, Inc.	700	126,637
		166,704
Electronic Equipment & Components - 4.0%
Amphenol Corp. Class A	1,500	131,310
CDW Corp.	1,100	127,050
Keysight Technologies, Inc. (a)	700	67,802
Zebra Technologies Corp. Class A (a)	250	51,258
		377,420
IT Services - 15.0%
Adyen BV (a)(b)	3	2,172
Booz Allen Hamilton Holding Corp. Class A	900	67,959
Broadridge Financial Solutions, Inc.	450	58,248
CoreLogic, Inc. (a)	100	4,840
EPAM Systems, Inc. (a)	470	89,925
Fidelity National Information Services, Inc.	640	87,181
Fiserv, Inc. (a)	2,530	270,558
Global Payments, Inc.	940	156,021
Total System Services, Inc.	2,700	362,391
VeriSign, Inc. (a)	1,540	313,929
		1,413,224
Semiconductors & Semiconductor Equipment - 7.7%
Analog Devices, Inc.	900	98,847
Broadcom, Inc.	70	19,785
KLA-Tencor Corp.	960	141,984
Lam Research Corp.	750	157,883
NXP Semiconductors NV	590	60,263
ON Semiconductor Corp. (a)	2,800	49,840
Skyworks Solutions, Inc.	320	24,086
Xilinx, Inc.	1,660	172,740
		725,428
Software - 8.2%
Adobe, Inc. (a)	130	36,986
Atlassian Corp. PLC (a)	350	47,079
Black Knight, Inc. (a)	900	56,025
Cadence Design Systems, Inc. (a)	1,800	123,264
Check Point Software Technologies Ltd. (a)	400	43,080
Fortinet, Inc. (a)	1,000	79,180
Intuit, Inc.	135	38,929
Paycom Software, Inc. (a)	40	10,005
RingCentral, Inc. (a)	260	36,694
ServiceNow, Inc. (a)	100	26,184
Slack Technologies, Inc. Class A (a)	550	15,752
Synopsys, Inc. (a)	900	127,629
Workday, Inc. Class A (a)	700	124,096
		764,903

TOTAL INFORMATION TECHNOLOGY		3,447,679

MATERIALS - 0.3%
Chemicals - 0.3%
Sherwin-Williams Co.	60	31,605
REAL ESTATE - 3.8%
Equity Real Estate Investment Trusts (REITs) - 3.8%
Equity Lifestyle Properties, Inc.	1,050	141,456
SBA Communications Corp. Class A	720	188,950
Sun Communities, Inc.	160	23,648
		354,054
TOTAL COMMON STOCKS
(Cost $7,493,712)		9,181,510

Money Market Funds - 3.1%
Fidelity Cash Central Fund 2.13% (c)
(Cost $291,321)	291,263	291,321
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $7,785,033)		9,472,831
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(72,993)
NET ASSETS - 100%		$9,399,838

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,172 or 0.0% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,478
Total	$5,478

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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